Segments - Schedule of ING Group Total (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Underlying income
- Net interest income	[1]	€ 13,960	€ 13,647	€ 13,241
- Net fee and commission income	[1]	2,798	2,710	2,433
Total Income	[1]	18,324	18,590	17,902
Underlying expenditure
- Additions to loan loss provision	[1]	656	676	974
Total expenses	[1]	11,338	10,505	11,588
Result before tax	[1]	6,986	8,085	6,314
Taxation	[1]	2,116	2,539	1,705
Non-controlling interests	[1]	108	82	75
Net result	[1]	4,761	5,464	4,975
Net result IFRS (continuing operations)	[1]	4,869	5,546	4,609
Total net result from discontinued operations	[1]	0	0	441
Underlying [member]
Underlying income
Total Income		18,088	17,704	17,458
Underlying expenditure
- Operating expenses		10,563	10,505	10,430
Non-controlling interests		108	82	75
Net result		5,389	4,957	4,976
Special items [member]
Underlying income
Total Income			(121)
Underlying expenditure
- Operating expenses		(775)		(1,157)
Net result		775	0	799
Insurance other [member]
Underlying income
Total Income		(89)	53	(33)
Underlying expenditure
Net result		(90)	52	(33)
Adjustment of the EU IAS 39 carve out [Member]
Underlying income
Total Income		(148)	(817)	(411)
Underlying expenditure
Net result		(58)	(559)	(324)
ING Group [member]
Underlying expenditure
Net result		4,761	5,464	4,975
Net result IFRS (continuing operations)			5,464	4,534
ING Group [member] | NN Group [member]
Underlying expenditure
Total net result from discontinued operations				441
ING Group [member] | Underlying [member]
Underlying income
- Net interest income		13,916	13,714	13,241
- Net fee and commission income		2,803	2,714	2,433
- Total investment and other income		1,369	1,277	1,785
Total Income		18,088	17,704	17,458
Underlying expenditure
- Operating expenses		9,907	9,829	9,456
- Additions to loan loss provision		656	676	974
Total expenses		10,563	10,505	10,430
Result before tax		7,524	7,199	7,028
Taxation		2,028	2,160	1,977
Non-controlling interests		108	82	75
Net result		5,389	4,957	4,976
ING Group [member] | Divestments [member]
Underlying expenditure
Net result			0
ING Group [member] | Special items [member]
Underlying expenditure
Net result		(775)	0	(799)
Net result IFRS (continuing operations)				(799)
ING Group [member] | Insurance other [member]
Underlying expenditure
Net result		90	(52)	33
ING Group [member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result		58	559	324
ING Group [member] | ING Bank N.V. [member]
Underlying expenditure
Net result		4,665	5,578	4,551
Net result IFRS (continuing operations)			5,578	4,551
ING Group [member] | ING Bank N.V. [member] | Underlying [member]
Underlying income
- Net interest income		13,949	13,782	13,317
- Net fee and commission income		2,803	2,714	2,434
- Total investment and other income		1,350	1,259	1,763
Total Income		18,102	17,755	17,514
Underlying expenditure
- Operating expenses		9,920	9,795	9,445
- Additions to loan loss provision		656	676	974
Total expenses		10,576	10,472	10,419
Result before tax		7,526	7,283	7,095
Taxation		2,036	2,182	1,993
Non-controlling interests		108	82	75
Net result		5,382	5,019	5,026
ING Group [member] | ING Bank N.V. [member] | Divestments [member]
Underlying expenditure
Net result			0
Net result IFRS (continuing operations)		0
ING Group [member] | ING Bank N.V. [member] | Special items [member]
Underlying expenditure
Net result		(775)	0	(799)
Net result IFRS (continuing operations)				(799)
ING Group [member] | ING Bank N.V. [member] | Insurance other [member]
Underlying expenditure
Net result			0
ING Group [member] | ING Bank N.V. [member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result		58	559	324
ING Group [member] | Other banking [member]
Underlying expenditure
Net result		6	(62)	(50)
Net result IFRS (continuing operations)			(62)	(50)
ING Group [member] | Other banking [member] | Underlying [member]
Underlying income
- Net interest income		(34)	(68)	(76)
- Net fee and commission income		0	0
- Total investment and other income		19	17	21
Total Income		(15)	(51)	(56)
Underlying expenditure
- Operating expenses		(13)	34	11
- Additions to loan loss provision		0	0
Total expenses		(13)	34	11
Result before tax		(2)	(84)	(67)
Taxation		(8)	(22)	(17)
Non-controlling interests			0
Net result		6	(62)	(50)
ING Group [member] | Other banking [member] | Divestments [member]
Underlying expenditure
Net result			0
ING Group [member] | Other banking [member] | Special items [member]
Underlying expenditure
Net result			0
ING Group [member] | Other banking [member] | Insurance other [member]
Underlying expenditure
Net result			0
ING Group [member] | Total Banking [member]
Underlying expenditure
Net result		4,672	5,516	4,501
Net result IFRS (continuing operations)			5,516	4,501
ING Group [member] | Total Banking [member] | Underlying [member]
Underlying income
- Net interest income		13,916	13,714	13,241
- Net fee and commission income		2,803	2,714	2,433
- Total investment and other income		1,369	1,277	1,785
Total Income		18,088	17,704	17,458
Underlying expenditure
- Operating expenses		9,907	9,829	9,456
- Additions to loan loss provision		656	676	974
Total expenses		10,563	10,505	10,430
Result before tax		7,524	7,199	7,028
Taxation		2,028	2,160	1,977
Non-controlling interests		108	82	75
Net result		5,389	4,957	4,976
ING Group [member] | Total Banking [member] | Divestments [member]
Underlying expenditure
Net result			0
ING Group [member] | Total Banking [member] | Special items [member]
Underlying expenditure
Net result		(775)	0	(799)
Net result IFRS (continuing operations)				(799)
ING Group [member] | Total Banking [member] | Insurance other [member]
Underlying expenditure
Net result			0
ING Group [member] | Total Banking [member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result		58	559	324
ING Group [member] | Legacy insurance [member]
Underlying expenditure
Net result		90	(52)	474
Net result IFRS (continuing operations)			(52)	33
ING Group [member] | Legacy insurance [member] | NN Group [member]
Underlying expenditure
Total net result from discontinued operations				441
ING Group [member] | Legacy insurance [member] | Underlying [member]
Underlying income
- Net interest income			0
- Net fee and commission income			0
- Total investment and other income			0
Total Income			0
Underlying expenditure
- Operating expenses			0
- Additions to loan loss provision			0
Total expenses			0
Result before tax			0
Taxation			0
Non-controlling interests			0
Net result			0
ING Group [member] | Legacy insurance [member] | Divestments [member]
Underlying expenditure
Net result			0
ING Group [member] | Legacy insurance [member] | Special items [member]
Underlying expenditure
Net result			0
ING Group [member] | Legacy insurance [member] | Insurance other [member]
Underlying expenditure
Net result		€ 90	€ (52)	€ 33

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.